INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

17.     INCOME TAXES

(a)     Income tax expense

	2019	2018
Current expense:
Income tax	$135	$164
Special mining duty	—	98
Withholding tax	427	427
	562	689
Deferred tax expense (recovery):
Income tax	78	(56)
Special mining duty	—	(357)
Withholding tax	104	376
	182	(37)
Income tax expense	$744	$652

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense shown in these consolidated financial statements is as follows:

	2019	2018
Net income (loss) before tax	$(90,278)	$(9,411)
Canadian statutory income tax rate	27%	27%
Anticipated income tax at statutory rate	$(24,181)	$(2,541)
Permanent differences	11,750	190
Differences between Canadian and foreign tax rates	(3,035)	(269)
Change in estimate	53	194
Effect of changes in statutory tax rates	–	—
Inflation adjustment	130	(141)
Impact of foreign exchange on local currencies	3,087	975
Change in deferred tax assets not recognized	13,425	1,746
Mining taxes and duties	(658)	(156)
Withholding taxes	531	803
Utilization of foreign tax credits	(143)	(149)
Items booked through equity	(353)	—
Other items	138	—
Income tax expense	$744	$652
Effective tax rate	(1)%	(7)%

(b)     Deferred income tax assets and liabilities

The significant components of deferred tax assets and liabilities are:

	December 31,	December 31,
	2019	2018
Deferred income tax assets	$49	$126
Deferred income tax liabilities	(3,353)	—
Deferred withholding tax liabilities	(2,157)	(2,053)
Deferred special mining duty asset (liabilities)	96	96
	$(5,365)	$(1,831)

The following temporary differences and tax losses give rise to deferred income tax assets and liabilities:

	December 31,	December 31,
	2019	2018
Tax losses carried forward	$19,394	$1,399
Provision for reclamation and remediation	2,175	262
Withholding tax liability	(2,157)	(2,053)
Property, plant and equipment	(6,394)	(1,754)
Mineral property interests	(16,163)	—
Other taxable temporary differences	(264)	(28)
Other deductible temporary differences	44	343
Net deferred income tax liabilities	$(5,365)	$(1,831)

Losses expire as follows:

		2019		2018
Type of losses	Country	Expiry dates	Amount	Expiry dates	Amount
Non-capital losses	Canada	2026 to 2039	$2,843	2026 to 2037	$2,822
	Mexico	2020 to 2028	$21,560	2018 to 2026	$16,557
	Brazil	indefinite	$102,357	indefinite	$—
	Peru	indefinite	$74,965	indefinite	$66,462
Capital losses	Canada	indefinite	$1,171	indefinite	$1,196

(i)      Unrecognized deferred tax assets:

The Company recognizes tax benefits on losses or other deductible amounts where it is probable the deferred tax assets will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax assets are recognized consist of the following amounts:

	December 31,	December 31,
	2019	2018
Tax losses carried forward	$80,782	$25,305
Mineral properties, plant and equipment	58,352	8,919
Other deductible temporary differences	178,446	42,653
Unrecognized temporary differences	$317,580	$76,877